Revenues from Continuing Operations - Summary of Revenues from Continuing Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [Abstract]
Revenues from the sale of goods	$ 2,593	$ 4,734	$ 23,874
Royalty revenues	572
Revenues from the rendering of services	6	34	260
Rental revenue	146	136	499
Revenues from continuing operations	$ 3,317	$ 4,904	$ 24,633